BROWN ADVISORY FUNDS
Brown Advisory Growth Equity Fund
Brown Advisory Flexible Equity Fund
Brown Advisory Sustainable Growth Fund
Brown Advisory Mid-Cap Growth Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Sustainable Small-Cap Core Fund
Brown Advisory Sustainable Value Fund
Brown Advisory Global Leaders Fund
Brown Advisory Sustainable International Leaders Fund
Brown Advisory Intermediate Income Fund
Brown Advisory Sustainable Bond Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Tax-Exempt Bond Fund
Brown Advisory Tax-Exempt Sustainable Bond Fund
Brown Advisory Mortgage Securities Fund
Brown Advisory − WMC Strategic European Equity Fund
Brown Advisory Emerging Markets Select Fund
Brown Advisory – Beutel Goodman Large-Cap Value Fund
Brown Advisory − WMC Japan Equity Fund
(collectively, the “Funds”)
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Supplement dated May 27, 2025
to the Statutory Prospectus and Summary Prospectuses
dated October 31, 2024, as supplemented
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1. Effective May 30, 2025, the secondary benchmark indexes for the Brown Advisory Maryland Bond Fund, Brown Advisory Tax-Exempt Bond Fund, and Brown Advisory Tax-Exempt Sustainable Bond Fund will be changed to the Bloomberg 1-15 Year Municipal Index. The Adviser has determined that the Bloomberg 1-15 Year Municipal Index better reflects each Fund’s investment strategy.

2. Effective June 30, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:	Overnight Delivery:
Brown Advisory Funds	Brown Advisory Funds
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 219252	801 Pennsylvania Avenue, Suite 219252
Kansas City, MO 64121-9252	Kansas City, MO 64105-1307

If you have any questions, please call Brown Advisory Funds at 800-540-6807 (toll free) or 414-203-9064.
Investors should retain this supplement for future reference.

BROWN ADVISORY FUNDS
Brown Advisory Growth Equity Fund
Brown Advisory Flexible Equity Fund
Brown Advisory Sustainable Growth Fund
Brown Advisory Mid-Cap Growth Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Sustainable Small-Cap Core Fund
Brown Advisory Sustainable Value Fund
Brown Advisory Global Leaders Fund
Brown Advisory Sustainable International Leaders Fund
Brown Advisory Intermediate Income Fund
Brown Advisory Sustainable Bond Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Tax-Exempt Bond Fund
Brown Advisory Tax-Exempt Sustainable Bond Fund
Brown Advisory Mortgage Securities Fund
Brown Advisory − WMC Strategic European Equity Fund
Brown Advisory Emerging Markets Select Fund
Brown Advisory – Beutel Goodman Large-Cap Value Fund
Brown Advisory − WMC Japan Equity Fund
(collectively, the “Funds”)
____________________________________________________________________

Supplement dated May 27, 2025
to the Statement of Additional Information
dated October 31, 2024, as supplemented
__________________________________________________________________

1.Please note the following changes to the officers of the Brown Advisory Funds (the “Trust”) effective as of May 30, 2025:

A. Carey Buxton now serves as Senior Vice President of the Trust.
B. Samuel Archer now serves as Vice President of the Trust.
C. Nicole Nesbitt no longer serves as Vice President of the Trust, and all references to Ms. Nesbitt are deleted.

Accordingly, the table in the section entitled “Management – Trustees and Executive Officers” is amended by the following:

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Samuel Archer Age: 31 c/o Brown Advisory Incorporated 901 South Bond Street Suite 400 Baltimore, MD 21231	Vice President	Indefinite Term; Since May 2025	Director of Institutional Funds (since 2024); Senior Institutional Operations Specialist, and other positions (since 2018); Brown Advisory Incorporated and affiliates (investment management firm).	Not Applicable	Not Applicable
Carey E. Buxton Age: 37 c/o Brown Advisory Incorporated 901 South Bond Street Suite 400 Baltimore, MD 21231	Senior Vice President	Indefinite Term; Since 2015
Global Chief Operating Officer of Institutional Business (since 2024); Head of Sustainable Investing Business (since 2020); Chief Operating Officer, Institutional Investing (since 2018); Brown Advisory Incorporated and affiliates (investment management firm).
				Not Applicable	Not Applicable

1.Effective June 30, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:	Overnight Delivery:
Brown Advisory Funds	Brown Advisory Funds
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 219252	801 Pennsylvania Avenue, Suite 219252
Kansas City, MO 64121-9252	Kansas City, MO 64105-1307

If you have any questions, please call the Funds at 800-540-6807 (toll free) or 414-203-9064.

* * * * * * *

Investors should retain this supplement for future reference